Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
IMS Capital Value Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%	12.28%	11.05%
IMS Strategic Income Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	2.47%	1.34%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%